Document and Entity Information	Dec. 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2023
Securities Act File Number	333-04028-LA
Entity Registrant Name	MINISTRY PARTNERS INVESTMENT COMPANY, LLC
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	33-0489154
Entity Address, State or Province	CA
Entity Address, Address Line One	915 West Imperial Highway
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Brea
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	671-5720
Entity Emerging Growth Company	false
Entity Central Index Key	0000944130
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false